Ring-Fencing - Additional Information (Detail) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Disclosure of cost and expenses by nature [abstract]
Total cost incurred in relation to compliance with ring-rencing legislation	£ 240